Results From Financial Transactions - Summary of Net Fair Value Change of Derivatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net fair value change of derivatives [abstract]
Net fair value change on economic hedges where no hedge accounting is applied	€ 2,281	€ 272	€ 70
Net fair value change on bifurcated embedded derivatives	(1,153)	(824)	(1,231)
Ineffective portion of hedge transactions to which hedge accounting is applied	1	7	2
Total	€ 1,130	€ (545)	€ (1,159)